Interest Expense and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense and Finance Costs [Abstract]
Interest payable on long-term borrowings	$ 1,778	$ 2,430	$ 2,523
Bank charges	34	33	32
Amortization of debt discount	84	128	146
Other finance expenses	325	85	82
Total	$ 2,221	$ 2,676	$ 2,783